SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 24, 2018	Aug. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jul. 31, 2018
Subsequent Event [Line Items]
Early contract termination fees					$ 8,900,000
Reduction in capital lease obligations					20,600,000
(Loss) gain on lease termination				$ (5,800,000)	(5,819,000)	$ 8,327,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock available to issued during period, value, new issues	$ 100,000,000
Ship Finance International Limited [Member]
Subsequent Event [Line Items]
Early contract termination fees				8,900,000	8,900,000
Reduction in capital lease obligations				20,600,000	20,600,000
(Loss) gain on lease termination				$ (5,800,000)	(5,800,000)
Feen Marine Scrubbers Inc. (FMSI) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Loans receivable, net							$ 6,000,000
Front page, Front Serenade and Front Stratus [Member] | Ship Finance International Limited [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Early contract termination fees			$ 10,125,000
Reduction in capital lease obligations			92,100,000
(Loss) gain on lease termination			$ 7,400,000
Senior unsecured facility $275.0 million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					275,000,000.0
Senior unsecured facility $275.0 million [Member] | Loans Payable [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					275,000,000
Debt instrument, unused borrowing capacity, amount					$ 85,000,000.0
Senior unsecured facility $275.0 million [Member] | Loans Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt		$ 39,000,000
Debt instrument, unused borrowing capacity, amount		$ 124,000,000.0